Short-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Short-term Debt [Line Items]
Average interest rates on loans from banks and others	1.56%	0.66%
Short-term borrowings	¥ 4,062	¥ 7,852
Secured
Short-term Debt [Line Items]
Short-term borrowings	132	171
Unsecured
Short-term Debt [Line Items]
Short-term borrowings	¥ 3,930	¥ 7,681